THE ADVISORS' INNER CIRCLE FUND

                               INVESTMENT ADVISER:
                             SAGE GLOBAL FUNDS, LLC


                                      SAGE
                      Corporate Bond Fund[REGISTERED MARK]

                   America's First No Gain/No Pain Mutual Fund


                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 1998

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)
                                      Face       Market
                                     Amount       Value
SAGE CORPORATE BOND FUND              (000)       (000)
--------------------------------------------------------
CORPORATE BONDS (94.9%)
AEROSPACE & DEFENSE (3.2%)
   Lockheed Martin
        7.250%,  05/15/06              $100    $    105
   Ratheon
        6.500%,  07/15/05               100         101
                                               --------
                                                    206
                                               --------
AIR TRANSPORTATION (1.8%)
   AMR
        9.750%,  03/15/00               107         114
                                               --------
AUTOMOTIVE (4.0%)
   Hertz
        7.000%,  05/01/02               250         254
                                               --------
BANKS (16.1%)
   ABN-Amro Bank NV (Chicago)
        7.000%,  04/01/08               100         104
   BankBoston
        7.000%,  09/15/07               165         170
   Banque Paribas-NY
        6.875%,  03/01/09               150         151
   Chase Manhattan
        7.125%,  02/01/07               100         105
   Long Island Savings Bank
        6.200%,  04/02/01               250         251
   MBNA America Bank
        6.750%,  03/15/08               250         248
                                               --------
                                                  1,029
                                               --------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.1%)
   TCI Communications
        8.250%,  01/15/03               150         161
        6.875%,  02/15/06               100         101
                                               --------
                                                    262
                                               --------
COMPUTERS & SERVICES (1.6%)
   Oracle
        6.720%,  02/15/04               100         101
                                               --------
FINANCIAL SERVICES (15.5%)
   Caterpillar Financial Services
        6.480%,  12/12/01               125         127
   Deutsche Bank Financial
        6.700%,  12/13/06               100         102
   Dresdner Bank-NY
        6.625%,  09/15/05               100         101
   Fleet Financial Group
        6.500%,  03/15/08               100         100
   Lehman Brothers Holdings
        7.250%,  10/15/03               100         103
   LGT Asset Management (144a)
        6.500%,  12/15/01               250         253

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------
   Salomon Brothers
        7.125%,  08/01/99              $100    $    101
   Salomon Smith Barney Holdings
        6.625%,  07/01/02               100         101
                                               --------
                                                    988
                                               --------
FOREIGN GOVERNMENTS (4.6%)
   Peoples Republic of China
        6.500%,  02/17/04               300         294
                                               --------
GAS/NATURAL GAS (11.0%)
   Columbia Gas Systems
        6.390%,  11/28/00               195         196
   Enron
        7.125%,  05/15/07               250         258
   Williams Companies
        6.500%,  11/15/02               250         251
                                               --------
                                                    705
                                               --------
INSURANCE (5.0%)
   Cigna
        8.750%,  10/01/01               300         322
                                               --------
PRINTING & PUBLISHING (9.8%)
   Harcourt General
        8.250%,  06/01/02               200         213
   Time Warner
        7.750%,  06/15/05               386         410
                                               --------
                                                    623
                                               --------
RAILROADS (4.6%)
   Conrail
        9.750%,  06/01/00               100         107
   Union Pacific
        7.375%,  05/15/01                85          88
        6.000%,  09/01/03               100          97
                                               --------
                                                    292
                                               --------
RETAIL (4.7%)
   Dayton Hudson
        9.400%,  02/15/01               280         302
                                               --------
STEEL & STEEL WORKS (5.8%)
   Reynolds Metals
        9.375%,  06/15/99               360         373
                                               --------
TELEPHONES & TELECOMMUNICATION (3.1%)
   Airtouch Communications
        7.125%,  07/15/01                90          92
        7.000%,  10/01/03               100         103
                                               --------
                                                    195
                                               --------
TOTAL CORPORATE BONDS
   (Cost $6,110)                                  6,060
                                               --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

                                     Face        Market
SAGE CORPORATE                      Amount        Value
BOND FUND (concluded)                (000)        (000)
-------------------------------------------------------
CASH EQUIVALENT (3.3%)
   Corefund Elite Cash Reserve
     Money Market Fund                 $213    $    213
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $213)                                      213
                                               --------
TOTAL INVESTMENTS (98.2%)
   (Cost $6,323)                                  6,273
                                               --------
OTHER ASSETS AND LIABILITIES, NET (1.8%)            114
                                               --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 646,877 outstanding
     shares of beneficial interest                6,426
   Undistributed net investment income               28
   Accumulated net realized loss
     on investments                                 (17)
   Net unrealized depreciation
     on investments                                 (50)
                                               --------
TOTAL NET ASSETS (100.0%)                      $  6,387
                                               ========
   Net Asset Value, Offering and
     Redemption Price Per Share                $   9.87
                                               ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the period ended April 30, 1998                                  (Unaudited)

                                                                    SAGE
                                                                  CORPORATE
                                                                  BOND FUND (1)
                                                                  ----------
                                                                    (000)
-----------------------------------------------------------------------------
Investment Income:
   Interest ..................................................... $    93
-----------------------------------------------------------------------------

     Total Investment Income.....................................      93
-----------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................................      10
   Investment Advisory Fee Waiver ...............................     (10)
   Reimbursements by Advisor.....................................     (52)
   Administrative Fees ..........................................      28
   Professional Fees ............................................       9
   Transfer Agent Fees ..........................................      11
   Printing Fees ................................................       6
   Trustee Fees .................................................       2
   Registration Fees ............................................       8
   Insurance and Other Fees .....................................       3
-----------------------------------------------------------------------------
   Total Expenses, Net ..........................................      15
-----------------------------------------------------------------------------
       Net Investment Income ....................................      78
-----------------------------------------------------------------------------
   Net Realized Loss from Securities Sold .......................     (17)
   Net Change in Unrealized Depreciation of Investment Securities     (50)
-----------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments .............    (67)
-----------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ......... $    11
=============================================================================
(1) SAGE Corporate Bond Fund commenced operations on December 15, 1997.




    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS                              THE ADVISORS' INNER CIRCLE FUND
For the period ended April 30, 1998                                       (Unaudited)

                                                                                       SAGE
                                                                                  CORPORATE BOND
                                                                                       FUND
                                                                                  --------------
                                                                                     12/15/97
                                                                                    TO 4/30/98
                                                                                       (000)
-------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income .......................................................       $  78
   Net Realized Loss from Securities Sold ......................................         (17)
   Net Change in Unrealized Depreciation of Investment Securities ..............         (50)
-------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations.......................          11
-------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .......................................................         (50)
-------------------------------------------------------------------------------------------------
     Total Distributions........................................................         (50)
-------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .................................................       6,777
   Reinvestment of Cash Distributions ..........................................          49
   Cost of Shares Redeemed .....................................................        (400)
-------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions.............       6,426
-------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ............................................       6,387
-------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .........................................................          --
-------------------------------------------------------------------------------------------------
   End of Period ...............................................................       6,387
-------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ......................................................................         682
   Issued in Lieu of Cash Distributions ........................................           5
   Redeemed ....................................................................         (40)
-------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions...........................................      $  647
=================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                     THE ADVISORS' INNER CIRCLE FUND
For the period ended April 30, 1998                                                                          (Unaudited)
For a share outstanding throughout each period



                                                                                                                   Ratio
          Net               Realized and                                 Net               Net                    of Net
         Asset               Unrealized  Distributions Distributions    Asset            Assets      Ratio      Investment
         Value      Net       Gains or     from Net        From         Value              End     of Expenses    Income
       Beginning Investment (Losses) on   Investment      Capital        End    Total   of Period  to Average   to Average
       of Period   Income    Securities     Income         Gains      of Period Return    (000)    Net Assets   Net Assets
       --------- ---------- ------------ ------------- -------------  --------- ------  ---------  ----------   ----------
------------------------
SAGE CORPORATE BOND FUND
------------------------
1998(1)  $10.00     0.14       (0.17)        (0.10)          --          $9.87 (0.29)%(2) $6,387      0.68%*       3.51%*

                              Ratio
          Ratio               of Net
       of Expenses          Investment
        to Average          Income to
        Net Assets         Average Net
        (Excluding      Assets (Excluding  Portfolio
        Waivers and        Waivers and      Turnover
       Reimbursements)   Reimbursements)      Rate
       ---------------  -----------------  ----------
------------------------
SAGE CORPORATE BOND FUND
------------------------
1998(1)    3.49%*            0.70%*          22.11%

Amounts designated as "--" are either $0 or have been rounded to $0.
  * Annualized
(1) The SAGE Corporate Bond Fund commenced operations on December 15, 1997.
(2) Total return is for the period indicated and has not been annualized.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with seven portfolios. The financial statements herein are those of the SAGE Corporate Bond Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities of the Fund which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly and are paid monthly. Any net realized capital gains are distributed at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differ-

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)



     ences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000, which would increase by $15,000 per additional class, or .15% on the first $100 million; .125% on the next $100 million; and
 .10% on the average daily net assets over $200 million.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Fund and SAGE Global Funds, LLC (the "Adviser") are parties to an Investment Advisory Agreement dated December 15, 1997 under which the Adviser receives an annual fee equal to .55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to not more than .90% of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Standard Asset Group, Inc. serves as the investment sub-adviser for the Fund pursuant to the sub advisory agreement dated December 15,1997; the sub-adviser is entitled to receive a fee which is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of the Fund.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1998 are as follows:
                                      SAGE CORPORATE
                                      BOND FUND (000)
                                      ---------------
Purchases
     Government ....................      $   --
     Other .........................       7,033
Sales
     Government ....................      $   --
     Other .........................         893

At April 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1998, are as follows:


                                      SAGE CORPORATE
                                      BOND FUND (000)
                                      ---------------
Aggregate gross unrealized
     appreciation ...................      $    6
Aggregate gross unrealized
     depreciation ...................         (56)
                                           ------
Net unrealized depreciation .........        $(50)
                                           ======

                                      SAGE
                      CORPORATE BOND FUND[REGISTERED MARK]

                   America's First No Gain/No Pain Mutual Fund
TRUST:
THE ADVISORS' INNER CIRCLE FUND

FUND:
SAGE CORPORATE BOND FUND

ADVISER:
SAGE GLOBAL FUNDS, LLC

SUB-ADVISER:
STANDARD ASSET GROUP, INC.

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.

ADMINISTRATOR:
SEI FUND RESOURCES

LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP

INDEPENDENT PUBLIC ACCOUNTANTS:
ARTHUR ANDERSEN LLP

April 30, 1998

SAG-F-003-01